Shareholder Report, Line Graph (Details) 227136_Hotchkis - Wiley High Yield Fund_Class Z_TSR Annual {Class Z} - USD ($)										12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Mar. 29, 2018	Jun. 30, 2026
Class Z
Account Value [Line Items]
Accumulated Value	$ 1,353,358	$ 1,242,331	$ 1,130,422	$ 1,034,893	$ 1,163,307	$ 973,940	$ 1,049,955	$ 1,005,857	$ 1,000,000	$ 1,416,642
ICE BofA U.S. Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA U.S. Corporate Bond Index
Accumulated Value	1,218,809	1,138,706	1,084,042	1,068,939	1,240,530	1,197,138	1,095,272	990,679	1,000,000	$ 1,273,335
ICE BofA BB-B U.S. High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA BB-B U.S. High Yield Constrained Index
Accumulated Value	$ 1,430,534	$ 1,310,583	$ 1,189,787	$ 1,094,813	$ 1,246,912	$ 1,099,158	$ 1,093,444	$ 1,006,700	$ 1,000,000	$ 1,517,748